Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other income
Government grants	¥ 45,359		¥ 31,226	¥ 10,693
Others	10,752		8,080	1,211
Total	¥ 56,111	$ 8,599	¥ 39,306	¥ 11,904